WILLIAM BLAIR FUNDS

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2004,
                 AS SUPPLEMENTED JULY 9, 2004, NOVEMBER 5, 2004,
                      JANUARY 5, 2005 AND FEBRUARY 4, 2005


         The Value Discovery Fund is open to investors effective February 4, 2005. The Fund may close and re-open the Fund to new or existing shareholders at any time.

         The information above supplements and supercedes the disclosure in the "Value Discovery Fund - Summary" section of the Prospectuses.

         The portfolio managers have changed for the Value Discovery Fund. The Value Discovery Fund is managed by David S. Mitchell.

         The information above regarding portfolio managers supplements and supersedes the disclosure in the "Value Discovery Fund - Portfolio Management" section of the Prospectuses.





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606


    Please retain this supplement with your Prospectus for future reference.